Share capital - Additional Information (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	May 06, 2024 shares	Apr. 03, 2024 shares	Dec. 28, 2023 USD ($) $ / shares shares	May 15, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Apr. 27, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital company issued (in shares) | shares					26,185	26,185				50,550	50,550
Share capital fair value (in dollars per share) | $ / shares					$ 40.74	$ 40.74				$ 32.09
Share capital fair value determined amount (in canadian dollars per share) | $ / shares									$ 51.68		$ 44.74
Share capital repurchase amount (in shares) | shares	1,764,037		1,818,181	1,650,672	282,494		1,523,608
Share capital public float percent	10.00%			5.00%
Share capital average price (in dollars per share) | (per share)			$ 55.00		$ 39.01	$ 53.04	$ 38.56	$ 51.13
Share capital cash consideration | $			$ 100		$ 11,024		$ 58,748
Transaction costs incurred | $							700
Automatic share repurchase plan liability (Note 12) | $					$ 18,297	$ 18,297	$ 0	$ 0
Issuance of common shares in escrow related to business combination (in shares) | shares		8,728